Schedule of Maturity Analysis of Lease Liabilities (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	₪ 27,990	₪ 2,725
Current maturities of lease liability	4,789
Long-term lease liability	23,201		₪ 20,641
Payments of lease liabilities	5,225
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	4,789
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	15,943
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	₪ 7,258